Fair Value of Financial Assets and Liabilities (Details) - Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3) [Line Items]
Balance	$ 68,403,283
Balance	68,147,280	$ 68,403,283
Balance	63,044,328
Balance	62,410,979	63,044,328
Assets
Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3) [Line Items]
Balance	85,517	105,711	$ 142,776
Included in statements of income	0	(19)	(19)
Included in other comprehensive income	(34,911)	5,015	9,352
Purchases, issuances, and loans (net)	240,980	(35,802)	(46,398)
Level transfer	8,275	10,612	0
Balance	299,861	85,517	105,711
Total profits or losses included in comprehensive income that are attributable to change in unrealized profit (losses) related to assets or liabilities	214,344	(20,194)	(37,065)
Liabilities
Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3) [Line Items]
Balance	3	0	0
Included in statements of income	0	0	0
Included in other comprehensive income	0	0	0
Purchases, issuances, and loans (net)	0	2	0
Level transfer	0	1	0
Balance	3	3	0
Total profits or losses included in comprehensive income that are attributable to change in unrealized profit (losses) related to assets or liabilities	$ 0	$ 3	$ 0